Long-Term Debt - Long Term Debt Redemption Price Table (Detail) (5 3/4% Senior Notes Due 2021 [Member])	9 Months Ended
Sep. 30, 2013
Debt Instrument, Redemption, Period One [Member]
Debt Instrument, Redemption [Line Items]
Redemption price	104.313%
Debt Instrument, Redemption, Period Two [Member]
Debt Instrument, Redemption [Line Items]
Redemption price	102.875%
Debt Instrument, Redemption, Period Three [Member]
Debt Instrument, Redemption [Line Items]
Redemption price	101.438%
Debt Instrument, Redemption, Period Four [Member]
Debt Instrument, Redemption [Line Items]
Redemption price	100.00%